Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value Recurring Basis (Details) [Line Items]
Money market funds	$ 20,087	$ 15,709
Total assets, measured at fair value	20,087	15,709
Derivative liability		1,164
Earnout liability	46,232
Warrant liability	34,475
Total liabilities, measured at fair value	80,707	1,164
Level 1 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value Recurring Basis (Details) [Line Items]
Money market funds	20,087	15,709
Total assets, measured at fair value	20,087	15,709
Derivative liability
Earnout liability
Warrant liability
Total liabilities, measured at fair value
Level 2 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value Recurring Basis (Details) [Line Items]
Money market funds
Total assets, measured at fair value
Derivative liability
Earnout liability
Warrant liability
Total liabilities, measured at fair value
Level 3 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value Recurring Basis (Details) [Line Items]
Money market funds
Total assets, measured at fair value
Derivative liability		1,164
Earnout liability	46,232
Warrant liability	34,475
Total liabilities, measured at fair value	$ 80,707	$ 1,164